CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Rental and related revenues	$ 1,015,280	$ 917,001	$ 875,775
Tenant recoveries	92,258	89,011	89,457
Resident fees and services	50,619	32,596
Income from direct financing leases	464,704	49,438	51,495
Interest income	99,864	160,163	124,146
Investment management fee income	2,073	4,666	5,312
Total revenues	1,724,798	1,252,875	1,146,185
Costs and expenses:
Depreciation and amortization	356,623	311,008	315,736
Interest expense	419,337	288,538	298,600
Operating	220,169	210,204	183,298
General and administrative	96,150	83,046	77,899
Litigation settlement and provision	125,000		101,973
Impairments (recoveries)	15,400	(11,900)	75,389
Total costs and expenses	1,232,679	880,896	1,052,895
Other income, net	12,335	15,818	7,768
Income before income tax expense and equity income from and impairments of investments in unconsolidated joint ventures	504,454	387,797	101,058
Income taxes	(1,249)	(412)	(1,910)
Equity income from unconsolidated joint ventures	46,750	4,770	3,511
Impairments of investments in unconsolidated joint ventures		(71,693)
Income from continuing operations	549,955	320,462	102,659
Discontinued operations:
Income before impairments and gain on sales of real estate, net of income taxes	1,432	4,008	6,296
Impairments			(125)
Gain on sales of real estate, net of income taxes	3,107	19,925	37,321
Total discontinued operations	4,539	23,933	43,492
Net income	554,494	344,395	146,151
Noncontrolling interests' share in earnings	(15,603)	(13,686)	(14,461)
Net income attributable to HCP, Inc.	538,891	330,709	131,690
Preferred stock dividends	(21,130)	(21,130)	(21,130)
Participating securities' share in earnings	(2,459)	(2,081)	(1,491)
Net income applicable to common shares	$ 515,302	$ 307,498	$ 109,069
Basic earnings per common share:
Continuing operations (in dollars per share)	$ 1.28	$ 0.93	$ 0.24
Discontinued operations (in dollars per share)	$ 0.01	$ 0.08	$ 0.16
Net income applicable to common shares (in dollars per share)	$ 1.29	$ 1.01	$ 0.40
Diluted earnings per common share:
Continuing operations (in dollars per share)	$ 1.28	$ 0.92	$ 0.24
Discontinued operations (in dollars per share)	$ 0.01	$ 0.08	$ 0.16
Net income applicable to common shares (in dollars per share)	$ 1.29	$ 1.00	$ 0.40
Weighted average shares used to calculate earnings per common share:
Basic (in shares)	398,446	305,574	274,216
Diluted (in shares)	400,218	306,900	274,631